Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000102309 | U.S. Treasury Bonds912810RH3
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000102309 | U.S. Treasury Notes91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000102309 | U.S. Treasury Bonds912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102309 | Sonic Capital LLC83546DAG3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102309 | Broadcom, Inc.11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102309 | Bank of America Corp.06051GJW0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000102309 | Fannie Mae REMIC3136BPQ79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102309 | SBA Tower Trust78403DAP5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102309 | U.S. Treasury Notes91282CFJ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102309 | The University of Oklahoma Revenue9147608D8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102309 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000102309 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000102309 | A+
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000102309 | A
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000102309 | A-
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000102309 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000102309 | AA+
Holdings [Line Items]
Percent of Net Asset Value	13.35%
C000102309 | NR
Holdings [Line Items]
Percent of Net Asset Value	20.59%
C000102309 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	36.26%
C000102309 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000102309 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000102309 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000102309 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102309 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000102309 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000102309 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000102309 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000102309 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024293 | U.S. Treasury Bonds912810RH3
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000024293 | U.S. Treasury Notes91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024293 | U.S. Treasury Bonds912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024293 | Sonic Capital LLC83546DAG3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024293 | Broadcom, Inc.11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024293 | Bank of America Corp.06051GJW0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024293 | Fannie Mae REMIC3136BPQ79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024293 | SBA Tower Trust78403DAP5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024293 | U.S. Treasury Notes91282CFJ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024293 | The University of Oklahoma Revenue9147608D8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024293 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000024293 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000024293 | A+
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000024293 | A
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000024293 | A-
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000024293 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000024293 | AA+
Holdings [Line Items]
Percent of Net Asset Value	13.35%
C000024293 | NR
Holdings [Line Items]
Percent of Net Asset Value	20.59%
C000024293 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	36.26%
C000024293 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000024293 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000024293 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000024293 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024293 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000024293 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000024293 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024293 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000024293 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024292 | U.S. Treasury Bonds912810RH3
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000024292 | U.S. Treasury Notes91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024292 | U.S. Treasury Bonds912810TA6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024292 | Sonic Capital LLC83546DAG3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024292 | Broadcom, Inc.11135FAQ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024292 | Bank of America Corp.06051GJW0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024292 | Fannie Mae REMIC3136BPQ79
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024292 | SBA Tower Trust78403DAP5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024292 | U.S. Treasury Notes91282CFJ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024292 | The University of Oklahoma Revenue9147608D8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000024292 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000024292 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000024292 | A+
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000024292 | A
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000024292 | A-
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000024292 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000024292 | AA+
Holdings [Line Items]
Percent of Net Asset Value	13.35%
C000024292 | NR
Holdings [Line Items]
Percent of Net Asset Value	20.59%
C000024292 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	36.26%
C000024292 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000024292 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000024292 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000024292 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024292 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000024292 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000024292 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000024292 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000024292 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000041650 | U.S. Treasury Bills912797KK2
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000041650 | Federal Farm Credit Banks Funding Corp.3133EPVM4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041650 | Federal Farm Credit Banks Funding Corp.3133EPT88
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041650 | Federal Farm Credit Banks Funding Corp.3133EP4F9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERDL2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERAD3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERLV1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERLQ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERGG0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041650 | Federal Farm Credit Banks Funding Corp.3133ERDQ1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041650 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000041650 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	93.81%
C000041650 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000041650 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000041650 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000041650 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000041649 | U.S. Treasury Bills912797KK2
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000041649 | Federal Farm Credit Banks Funding Corp.3133EPVM4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041649 | Federal Farm Credit Banks Funding Corp.3133EPT88
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041649 | Federal Farm Credit Banks Funding Corp.3133EP4F9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERDL2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERAD3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERLV1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERLQ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERGG0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041649 | Federal Farm Credit Banks Funding Corp.3133ERDQ1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041649 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000041649 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	93.81%
C000041649 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000041649 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000041649 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000041649 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000073542 | U.S. Treasury Bills912797KK2
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000073542 | Federal Farm Credit Banks Funding Corp.3133EPVM4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000073542 | Federal Farm Credit Banks Funding Corp.3133EPT88
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000073542 | Federal Farm Credit Banks Funding Corp.3133EP4F9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERDL2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERAD3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERLV1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERLQ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERGG0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073542 | Federal Farm Credit Banks Funding Corp.3133ERDQ1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073542 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000073542 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	93.81%
C000073542 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000073542 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000073542 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000073542 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000041652 | U.S. Treasury Bills912797KK2
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000041652 | Federal Farm Credit Banks Funding Corp.3133EPVM4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041652 | Federal Farm Credit Banks Funding Corp.3133EPT88
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041652 | Federal Farm Credit Banks Funding Corp.3133EP4F9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERDL2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERAD3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERLV1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERLQ2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERGG0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041652 | Federal Farm Credit Banks Funding Corp.3133ERDQ1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041652 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000041652 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	93.81%
C000041652 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000041652 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000041652 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000041652 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223873 | Apple, Inc.037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223873 | Microsoft Corp.594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223873 | JPMorgan Chase & Co.46625H100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223873 | Broadcom, Inc.11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223873 | Emerson Electric Co.291011104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223873 | Merck & Co., Inc.58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223873 | Amazon.com, Inc.023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223873 | Dow, Inc.260557103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223873 | AstraZeneca PLC046353108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223873 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223873 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223873 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223873 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223873 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223873 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000223873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000223873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000223873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000223873 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000223873 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223873 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C000223873 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223874 | Apple, Inc.037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223874 | Microsoft Corp.594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223874 | JPMorgan Chase & Co.46625H100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223874 | Broadcom, Inc.11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223874 | Emerson Electric Co.291011104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223874 | Merck & Co., Inc.58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223874 | Amazon.com, Inc.023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223874 | Dow, Inc.260557103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223874 | AstraZeneca PLC046353108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223874 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223874 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223874 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223874 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223874 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000223874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000223874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000223874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000223874 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000223874 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223874 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C000223874 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223872 | Apple, Inc.037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223872 | Microsoft Corp.594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223872 | JPMorgan Chase & Co.46625H100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223872 | Broadcom, Inc.11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223872 | Emerson Electric Co.291011104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223872 | Merck & Co., Inc.58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223872 | Amazon.com, Inc.023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223872 | Dow, Inc.260557103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223872 | AstraZeneca PLC046353108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223872 | Phillips 66718546104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223872 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223872 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000223872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223872 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223872 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000223872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000223872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000223872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000223872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000223872 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223872 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C000223872 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102307 | U.S. Treasury Notes91282CGU9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102307 | The Western Union Co.959802AZ2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102307 | The Goldman Sachs Group, Inc.38150AJF3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102307 | Southtrust Bank8447HEAA4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102307 | Flexential Issuer33938MAA7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000102307 | U.S. Treasury Notes91282CFM8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102307 | Goodgreen Trust38217TAA3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102307 | Federal Farm Credit Banks Funding Corp.3133EL6D1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000102307 | Truist Financial Corp.89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102307 | BAT Capital Corp.05526DBJ3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000102307 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000102307 | A+
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000102307 | A
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000102307 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.51%
C000102307 | AA+
Holdings [Line Items]
Percent of Net Asset Value	11.73%
C000102307 | NR
Holdings [Line Items]
Percent of Net Asset Value	25.62%
C000102307 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000102307 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000102307 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000102307 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000102307 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000102307 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102307 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000102307 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102307 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000102307 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000102307 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024286 | U.S. Treasury Notes91282CGU9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024286 | The Western Union Co.959802AZ2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024286 | The Goldman Sachs Group, Inc.38150AJF3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024286 | Southtrust Bank8447HEAA4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024286 | Flexential Issuer33938MAA7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024286 | U.S. Treasury Notes91282CFM8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024286 | Goodgreen Trust38217TAA3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024286 | Federal Farm Credit Banks Funding Corp.3133EL6D1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024286 | Truist Financial Corp.89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024286 | BAT Capital Corp.05526DBJ3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024286 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000024286 | A+
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000024286 | A
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000024286 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.51%
C000024286 | AA+
Holdings [Line Items]
Percent of Net Asset Value	11.73%
C000024286 | NR
Holdings [Line Items]
Percent of Net Asset Value	25.62%
C000024286 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000024286 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000024286 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000024286 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000024286 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000024286 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024286 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000024286 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024286 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000024286 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000024286 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024285 | U.S. Treasury Notes91282CGU9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024285 | The Western Union Co.959802AZ2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024285 | The Goldman Sachs Group, Inc.38150AJF3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024285 | Southtrust Bank8447HEAA4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024285 | Flexential Issuer33938MAA7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024285 | U.S. Treasury Notes91282CFM8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024285 | Goodgreen Trust38217TAA3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024285 | Federal Farm Credit Banks Funding Corp.3133EL6D1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024285 | Truist Financial Corp.89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024285 | BAT Capital Corp.05526DBJ3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024285 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	5.74%
C000024285 | A+
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000024285 | A
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000024285 | BBB
Holdings [Line Items]
Percent of Net Asset Value	10.51%
C000024285 | AA+
Holdings [Line Items]
Percent of Net Asset Value	11.73%
C000024285 | NR
Holdings [Line Items]
Percent of Net Asset Value	25.62%
C000024285 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000024285 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000024285 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000024285 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000024285 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000024285 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024285 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000024285 | Taxable Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024285 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000024285 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000024285 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000196700 | U.S. Treasury Notes91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000196700 | U.S. Treasury Notes91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000196700 | U.S. Treasury Bonds912810QN1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196700 | U.S. Treasury Notes91282CHR5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196700 | U.S. Treasury Bonds912810TS7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196700 | Brean Asset Backed Securities Trust10638CAB8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196700 | Fannie Mae3140QQZ81
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196700 | U.S. Treasury Bonds912810SA7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196700 | Ford Motor Credit Co. LLC345397D59
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196700 | Fannie Mae31418ET59
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196700 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000196700 | A-
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000196700 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000196700 | NR
Holdings [Line Items]
Percent of Net Asset Value	13.74%
C000196700 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	48.89%
C000196700 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000196700 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000196700 | B+
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000196700 | BB+
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000196700 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000196700 | BB-
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000196700 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000196700 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196700 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196700 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196700 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196700 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196700 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196700 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000196700 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000196700 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000196700 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000196700 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000196701 | U.S. Treasury Notes91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000196701 | U.S. Treasury Notes91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000196701 | U.S. Treasury Bonds912810QN1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196701 | U.S. Treasury Notes91282CHR5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196701 | U.S. Treasury Bonds912810TS7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196701 | Brean Asset Backed Securities Trust10638CAB8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196701 | Fannie Mae3140QQZ81
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196701 | U.S. Treasury Bonds912810SA7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196701 | Ford Motor Credit Co. LLC345397D59
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196701 | Fannie Mae31418ET59
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196701 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000196701 | A-
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000196701 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000196701 | NR
Holdings [Line Items]
Percent of Net Asset Value	13.74%
C000196701 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	48.89%
C000196701 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000196701 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000196701 | B+
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000196701 | BB+
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000196701 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000196701 | BB-
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000196701 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000196701 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196701 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196701 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196701 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196701 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196701 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196701 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000196701 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000196701 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000196701 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000196701 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000196702 | U.S. Treasury Notes91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000196702 | U.S. Treasury Notes91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000196702 | U.S. Treasury Bonds912810QN1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196702 | U.S. Treasury Notes91282CHR5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196702 | U.S. Treasury Bonds912810TS7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000196702 | Brean Asset Backed Securities Trust10638CAB8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196702 | Fannie Mae3140QQZ81
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196702 | U.S. Treasury Bonds912810SA7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196702 | Ford Motor Credit Co. LLC345397D59
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196702 | Fannie Mae31418ET59
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196702 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000196702 | A-
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000196702 | BBB
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000196702 | NR
Holdings [Line Items]
Percent of Net Asset Value	13.74%
C000196702 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	48.89%
C000196702 | Credit_Other
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000196702 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000196702 | B+
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000196702 | BB+
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000196702 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000196702 | BB-
Holdings [Line Items]
Percent of Net Asset Value	5.12%
C000196702 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000196702 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196702 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196702 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000196702 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000196702 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000196702 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196702 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000196702 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000196702 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000196702 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000196702 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000041646 | U.S. Treasury Bills912797KK2
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000041646 | U.S. Treasury Bills912797LH8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000041646 | U.S. Treasury Bills912797LJ4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041646 | U.S. Treasury Bills912797MK0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041646 | U.S. Treasury Bills912797KA4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041646 | U.S. Treasury Bills912797LW5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041646 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.22%
C000041646 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	91.18%
C000041646 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000041646 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000041646 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000041645 | U.S. Treasury Bills912797KK2
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000041645 | U.S. Treasury Bills912797LH8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000041645 | U.S. Treasury Bills912797LJ4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041645 | U.S. Treasury Bills912797MK0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041645 | U.S. Treasury Bills912797KA4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041645 | U.S. Treasury Bills912797LW5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041645 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.22%
C000041645 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	91.18%
C000041645 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000041645 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000041645 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000041648 | U.S. Treasury Bills912797KK2
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000041648 | U.S. Treasury Bills912797LH8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000041648 | U.S. Treasury Bills912797LJ4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041648 | U.S. Treasury Bills912797MK0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041648 | U.S. Treasury Bills912797KA4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000041648 | U.S. Treasury Bills912797LW5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041648 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.22%
C000041648 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	91.18%
C000041648 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000041648 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000041648 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000196703 | City of Philadelphia PA, GO717813LJ6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000196703 | City of Colorado Springs CO Utilities System Revenue196632LH4
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000196703 | Rhode Island Health and Educational Building Corp. Revenue762243CA9
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000196703 | County of Franklin OH Revenue3531867L7
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000196703 | City of Austin TX Revenue052422DQ2
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000196703 | City of Newark OH, GO650451XC6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196703 | Fort Bend County Municipal Utility District No. 182, GO34682BKR9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196703 | City of Parma OH, GO701723TP3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196703 | City of Warrensville Heights OH, GO936104LR7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196703 | Cambridge School District Revenue132610DC7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196703 | NR
Holdings [Line Items]
Percent of Net Asset Value	49.96%
C000196703 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	13.48%
C000196703 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000196703 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000196703 | A-1
Holdings [Line Items]
Percent of Net Asset Value	20.98%
C000196703 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000196703 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000196704 | City of Philadelphia PA, GO717813LJ6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000196704 | City of Colorado Springs CO Utilities System Revenue196632LH4
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000196704 | Rhode Island Health and Educational Building Corp. Revenue762243CA9
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000196704 | County of Franklin OH Revenue3531867L7
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000196704 | City of Austin TX Revenue052422DQ2
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000196704 | City of Newark OH, GO650451XC6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196704 | Fort Bend County Municipal Utility District No. 182, GO34682BKR9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196704 | City of Parma OH, GO701723TP3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196704 | City of Warrensville Heights OH, GO936104LR7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196704 | Cambridge School District Revenue132610DC7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196704 | NR
Holdings [Line Items]
Percent of Net Asset Value	49.96%
C000196704 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	13.48%
C000196704 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000196704 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000196704 | A-1
Holdings [Line Items]
Percent of Net Asset Value	20.98%
C000196704 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000196704 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000196705 | City of Philadelphia PA, GO717813LJ6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000196705 | City of Colorado Springs CO Utilities System Revenue196632LH4
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000196705 | Rhode Island Health and Educational Building Corp. Revenue762243CA9
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000196705 | County of Franklin OH Revenue3531867L7
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000196705 | City of Austin TX Revenue052422DQ2
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000196705 | City of Newark OH, GO650451XC6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196705 | Fort Bend County Municipal Utility District No. 182, GO34682BKR9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196705 | City of Parma OH, GO701723TP3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196705 | City of Warrensville Heights OH, GO936104LR7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196705 | Cambridge School District Revenue132610DC7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000196705 | NR
Holdings [Line Items]
Percent of Net Asset Value	49.96%
C000196705 | A-1+
Holdings [Line Items]
Percent of Net Asset Value	13.48%
C000196705 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000196705 | SP-1
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000196705 | A-1
Holdings [Line Items]
Percent of Net Asset Value	20.98%
C000196705 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000196705 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000136573 | Coterra Energy, Inc.127097103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136573 | Cameco Corp.13321L108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136573 | Diamondback Energy, Inc.25278X109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136573 | Matador Resources Co.576485205
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136573 | Marathon Petroleum Corp.56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136573 | Expro Group Holdings NVN3144W105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136573 | TechnipFMC PLCG87110105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136573 | Weatherford International PLCG48833118
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136573 | Permian Resources Corp.71424F105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136573 | Chesapeake Energy Corp.165167735
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000136573 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136573 | Energy
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000136573 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000136573 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136573 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136573 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136573 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000136573 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136573 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136573 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000136573 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136573 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136573 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000136573 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136574 | Coterra Energy, Inc.127097103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136574 | Cameco Corp.13321L108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136574 | Diamondback Energy, Inc.25278X109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136574 | Matador Resources Co.576485205
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136574 | Marathon Petroleum Corp.56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136574 | Expro Group Holdings NVN3144W105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136574 | TechnipFMC PLCG87110105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136574 | Weatherford International PLCG48833118
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136574 | Permian Resources Corp.71424F105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136574 | Chesapeake Energy Corp.165167735
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000136574 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136574 | Energy
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000136574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000136574 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136574 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136574 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136574 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000136574 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136574 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136574 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000136574 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136574 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136574 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000136574 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136571 | Coterra Energy, Inc.127097103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136571 | Cameco Corp.13321L108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136571 | Diamondback Energy, Inc.25278X109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136571 | Matador Resources Co.576485205
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136571 | Marathon Petroleum Corp.56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136571 | Expro Group Holdings NVN3144W105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136571 | TechnipFMC PLCG87110105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136571 | Weatherford International PLCG48833118
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136571 | Permian Resources Corp.71424F105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136571 | Chesapeake Energy Corp.165167735
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000136571 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000136571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000136571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136571 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136571 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136571 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000136571 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136571 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136571 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000136571 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136571 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136571 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000136571 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136572 | Coterra Energy, Inc.127097103
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136572 | Cameco Corp.13321L108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136572 | Diamondback Energy, Inc.25278X109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136572 | Matador Resources Co.576485205
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136572 | Marathon Petroleum Corp.56585A102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136572 | Expro Group Holdings NVN3144W105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136572 | TechnipFMC PLCG87110105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136572 | Weatherford International PLCG48833118
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136572 | Permian Resources Corp.71424F105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136572 | Chesapeake Energy Corp.165167735
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000136572 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136572 | Energy
Holdings [Line Items]
Percent of Net Asset Value	77.60%
C000136572 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000136572 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136572 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136572 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000136572 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.50%
C000136572 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000136572 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136572 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000136572 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136572 | Investment in Affiliates
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136572 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000136572 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%